TAXES PAYABLE	12 Months Ended
Dec. 31, 2021
TAXES PAYABLE
TAXES PAYABLE

NOTE 28 — TAXES PAYABLE

	CONSOLIDATED
	12/31/2021	12/31/2020
Current liabilities
PIS/COFINS	372,631	840,750
IRRF/ CSRF	265,956	155,341
ICMS	22,843	37,598
INSS/FGTS	82,170	55,147
PAES / REFIS	23,362	23,340
ISS	14,168	13,658
Others	23,355	68,208
Total	804,485	1,194,042
Non-current liabilities
PAES / REFIS	145,448	168,394
PASEP/COFINS	13,936	13,573
IR/CS installments	101,016	—
Others	212	212
Total	260,612	182,179